COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 — COMMITMENTS AND CONTINGENCIES

Contractual Commitments

As of June 30, 2025, the Company’s contractual obligations consist of the following:

Contractual Obligations	Total	Less than 1 year	2 years	3 years	4 years	5 years	More than 5 years
Operating lease obligations	$1,411,138	673,681	685,475	51,982	-	-	-
Loan obligations	799,868	127,561	131,441	135,402	139,558	138,072	127,834
Provision for reinstatement	114,555	53,072	-	61,483	-	-	-
Total	$2,325,561	$854,314	$816,916	$248,867	$139,558	$138,072	$127,834

Contingencies

The Company may be involved in certain legal proceedings, claims and disputes arising from the commercial operations, which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company has no pending claims, litigation or other disputes for the year ended June 30, 2025 and 2024.